Acquisition (Tables)	12 Months Ended
Dec. 31, 2025
Acquisition [Abstract]
Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities	The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Company.
	RMB	US$
Total consideration	-	-

Assets acquired and liabilities assumed:
Cash acquired	28	4
Prepaid expenses and other current assets	662	95
Current liabilities	(1,268)	(181)
Total net assets acquired	(578)	(82)
30% Equity Value with non-controlling interests	-	-
Goodwill	578	82
The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Company.
	RMB	US$
Total consideration	7,930	1,134

Assets acquired and liabilities assumed:
Cash acquired	1,759	252
Prepaid expenses and other current assets	679	97
Property and equipment, net	662	95
Long term deposits and other assets	960	137
Current liabilities	(251)	(36)
Total net assets acquired	3,809	545
30% Equity Value with non-controlling interests	869	124
Goodwill	3,252	465